Statement of Financial Position - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Tangible assets	$ 2,592,000,000	$ 3,381,000,000	$ 3,742,000,000
Right of use assets	158,000,000
Intangible assets	123,000,000	123,000,000	138,000,000
Investments in associates and joint ventures	1,581,000,000	1,528,000,000	1,507,000,000
Other investments	76,000,000	141,000,000	131,000,000
Inventories	93,000,000	106,000,000	100,000,000
Trade, other receivables and other assets	122,000,000	102,000,000	67,000,000
Deferred taxation	105,000,000	0	4,000,000
Cash restricted for use	31,000,000	35,000,000	37,000,000
Non-current assets	4,881,000,000	5,416,000,000	5,726,000,000
Current assets
Other investments	10,000,000	6,000,000	7,000,000
Inventories	632,000,000	652,000,000	683,000,000
Trade, other receivables and other assets	250,000,000	209,000,000	222,000,000
Cash restricted for use	33,000,000	31,000,000	28,000,000
Cash and cash equivalents	456,000,000	329,000,000	205,000,000
Current assets other than non-current assets held for sale	1,381,000,000	1,227,000,000	1,145,000,000
Assets held for sale	601,000,000	0	348,000,000
Current assets	1,982,000,000	1,227,000,000	1,493,000,000
Total assets	6,863,000,000	6,643,000,000	7,219,000,000
EQUITY AND LIABILITIES
Share capital and premium	7,199,000,000	7,171,000,000	7,134,000,000
Accumulated losses and other reserves	(4,559,000,000)	(4,519,000,000)	(4,471,000,000)
Shareholders’ equity	2,640,000,000	2,652,000,000	2,663,000,000
Non-controlling interests	36,000,000	42,000,000	41,000,000
Total equity	2,676,000,000	2,694,000,000	2,704,000,000
Non-current liabilities
Borrowings	1,299,000,000	1,911,000,000	2,230,000,000
Lease liabilities	126,000,000
Environmental rehabilitation and other provisions	697,000,000	827,000,000	942,000,000
Provision for pension and post-retirement benefits	100,000,000	100,000,000	122,000,000
Trade, other payables and provisions	15,000,000	3,000,000	3,000,000
Deferred taxation	241,000,000	315,000,000	363,000,000
Non-current liabilities	2,478,000,000	3,156,000,000	3,660,000,000
Current liabilities
Borrowings	734,000,000	139,000,000	38,000,000
Lease liabilities	45,000,000
Trade, other payables and provisions	586,000,000	594,000,000	638,000,000
Taxation	72,000,000	60,000,000	53,000,000
Current liabilities other than liabilities held for sale	1,437,000,000	793,000,000	729,000,000
Liabilities held for sale	272,000,000	0	126,000,000
Current liabilities	1,709,000,000	793,000,000	855,000,000
Total liabilities	4,187,000,000	3,949,000,000	4,515,000,000
Total equity and liabilities	$ 6,863,000,000	$ 6,643,000,000	$ 7,219,000,000